Joint Venture with China Mengniu Dairy Company	6 Months Ended
Jun. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Joint Venture with China Mengniu Dairy Company
Joint Venture with China Mengniu Dairy Company
On January 5, 2014, the Company entered into a joint venture agreement with China Mengniu Dairy Company Limited (“Mengniu”), a leading Chinese dairy company. The joint venture intends to manufacture, market and sell a range of nutritious products in China. Under the terms of the agreement, the Company owns a 49% stake in the venture while Mengniu owns a 51% stake. In the second quarter of 2014, the joint venture completed its purchase of Yashili Zhengzhou (“Zhengzhou”), a subsidiary of Yashili International Holdings, Ltd (“Yashili”). Zhengzhou’s primary asset is a production facility currently under construction in China, where the joint venture intends to manufacture its products. Mengniu was the majority owner of Yashili. The purchase price for Zhengzhou was approximately $80.9 million (RMB 504 million), including $60.3 million (RMB 376.7 million) for the purchase of equity and the balance for the repayment and assumption of debt and other obligations. Each joint venture party’s share of the purchase price for Zhengzhou was consistent with its ownership interest in the venture. The parties expect to make additional investments to support the start-up and commercialization of the joint venture.
Based on the joint venture agreement, the Company has the ability to exert significant influence over the operations and financial policies of the joint venture and has in-substance common stock in the joint venture. Thus, the joint venture is accounted for as an equity-method investment. During the six months ended June 30, 2014, we contributed $47.3 million of cash to the joint venture.
In connection with the formation of the joint venture, we incurred nil and $0.3 million in expenses for the three and six months ended June 30, 2014, related to due diligence, investment advisors and regulatory matters. The expenses have been recorded in general and administrative expenses in our unaudited condensed consolidated statements of income and have not been allocated to our segments and are reflected entirely within corporate and other.